Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2018 GBP (£) £ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 GBP (£) £ / shares shares
Ordinary Shares, Par Value | £ / shares	£ 0.10		£ 0.10
Ordinary Shares, Authorized | £	£ 13,023,851.50		£ 675,413
Ordinary Shares, Issued	85,865,557	8,927,121	8,927,121
Ordinary Shares, Outstanding	85,865,557	8,927,121	8,927,121
Convertible Preferred Shares
Convertible Preferred Shares, Par Value | (per share)		$ 0.00001	£ 0.00001
Convertible Preferred Shares, Authorized		33,771,174	33,771,174
Convertible Preferred Shares, Issued		33,277,678	33,277,678
Convertible Preferred Shares, Outstanding	0	33,277,678	33,277,678
Convertible Preferred Shares, Liquidation Preference Value | $		$ 139,954